Schedule of Investments

Infusive® Compounding Global Equities ETF

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Argentina — 0.7%
MercadoLibre, Inc.*	174	$292,216
Belgium — 1.2%
Anheuser-Busch InBev SA/NV	8,467	482,252
Canada — 0.5%
Lululemon Athletica, Inc.*	538	217,729
China — 23.7%
Alibaba Group Holding Ltd.*	90,734	1,657,412
ANTA Sports Products Ltd.	10,726	202,267
China Tourism Group Duty Free Corp. Ltd., Class A	7,900	318,252
Foshan Haitian Flavouring & Food Co., Ltd., Class A	17,370	296,049
JD Health International, Inc., 144A*	15,365	148,229
JD.Com, Inc., ADR*	6,973	503,730
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	5,700	146,677
Kuaishou Technology, 144A*	27,322	290,255
Kweichow Moutai Co., Ltd., Class A	5,200	1,474,435
Luzhou Laojiao Co., Ltd., Class A	5,600	192,260
Meituan, Class B, 144A*	24,515	776,580
Muyuan Foods Co., Ltd., Class A	19,728	158,643
NetEase, Inc., ADR	3,413	291,470
Pinduoduo, Inc., ADR*	6,045	548,100
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,620	225,846
Shenzhou International Group Holdings Ltd.	5,458	116,246
Tencent Holdings Ltd.	34,919	2,069,666
Wuliangye Yibin Co., Ltd., Class A	15,300	520,091
		9,936,208
France — 8.0%
Danone SA	2,666	182,450
Hermes International	445	617,074
L'Oreal SA	2,218	917,302
LVMH Moet Hennessy Louis Vuitton SE	2,215	1,591,844
Vivendi SE	4,365	55,167
		3,363,837
Germany — 0.9%
adidas AG	807	254,207
Delivery Hero SE, 144A*	904	115,718
		369,925
Italy — 0.4%
Ferrari NV	781	163,785
Japan — 1.4%
Fast Retailing Co., Ltd.	418	308,999
Nintendo Co., Ltd.	562	273,558
		582,557
Netherlands — 2.3%
Heineken NV	2,429	253,921
Prosus NV*	7,079	566,008
Universal Music Group NV*	4,365	116,935
		936,864
South Africa — 0.8%
Naspers Ltd., Class N	2,107	349,080
Switzerland — 3.3%
Nestle SA	11,344	1,370,498
United Kingdom — 3.2%
British American Tobacco PLC	9,222	323,794
Diageo PLC	9,377	455,924
Unilever PLC	10,637	574,414
		1,354,132
United States — 53.6%
Alphabet, Inc., Class A*	699	1,868,790
Altria Group, Inc.	7,280	331,386
Amazon.com, Inc.*	595	1,954,599
Apple, Inc.	12,937	1,830,586
Brown-Forman Corp., Class B	1,901	127,386
Chewy, Inc., Class A*	1,514	103,118
Chipotle Mexican Grill, Inc.*	110	199,927
Coca-Cola Co. (The)	17,004	892,200
Colgate-Palmolive Co.	3,360	253,949
Constellation Brands, Inc., Class A	801	168,763
DoorDash, Inc., Class A*	1,210	249,236
Estee Lauder Cos., Inc. (The), Class A	1,455	436,398
Facebook, Inc., Class A*	5,344	1,813,700
General Mills, Inc.	2,354	140,816
Hershey Co. (The)	808	136,754
Keurig Dr Pepper, Inc.	5,587	190,852
Kimberly-Clark Corp.	1,300	172,172
Kraft Heinz Co. (The)	5,026	185,057
Mastercard, Inc., Class A	4,221	1,467,557
Match Group, Inc.*	1,261	197,964
McDonald's Corp.	3,000	723,330
Mondelez International, Inc., Class A	5,518	321,037
Monster Beverage Corp.*	2,016	179,081
Netflix, Inc.*	1,658	1,011,944
NIKE, Inc., Class B	6,274	911,173
PepsiCo, Inc.	5,360	806,198
Philip Morris International, Inc.	6,046	573,100
Pinterest, Inc., Class A*	2,768	141,030
Roku, Inc.*	619	193,964
Ross Stores, Inc.	1,359	147,927
Snap, Inc., Class A*	6,232	460,358
Starbucks Corp.	4,919	542,615
TJX Cos., Inc. (The)	4,416	291,368
Twitter, Inc.*	3,529	213,116
Visa, Inc., Class A	8,195	1,825,436
Walt Disney Co. (The)*	7,255	1,227,328
Yum! Brands, Inc.	1,157	141,513
		22,431,728
TOTAL COMMON STOCKS
(Cost $38,454,868)		41,850,811

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

September 30, 2021 (unaudited)

	Number of Shares	Value
MONEY MARKET FUND — 0.0%(a)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03%(b)
(Cost $13,584)	13,584	$13,584

TOTAL INVESTMENTS — 100.0%
(Cost $38,468,452)		$41,864,395
Other assets and liabilities, net — 0.0%(a)		(5,274)
NET ASSETS — 100.0%		$41,859,121

*	Non-income producing security.
(a)	Amount is less than 0.05%.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.

ADR:	American Depositary Receipt
PLC:	Public Limited Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2021 the Infusive® Compounding Global Equities ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments (excluding Cash Equivalents)
Consumer Discretionary	$14,012,283	33.6%
Consumer Staples	12,489,705	29.8%
Communication Services	10,225,244	24.4%
Information Technology	5,123,579	12.2%
Total	$41,850,811	100.0%